Description of the Business and Merger Transaction (Tables)	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Merger
The following table provides a summary of the significant sources and uses of cash related to the closing of the Business Combination on February 4, 2022:

Amount in Merida’s trust account (“the Trust”) at closing	$90,824
Total payment to Merida public redeeming stockholders	49,466

Amount available after paying Merida redeeming stockholders	41,358
Cash to escrow for Forward Share Purchase Agreements (see Note 13)	39,032

Remaining balance	2,326
Merida expenses paid from the Trust at closing	1,744

Net cash from the Trust to Leafly at closing	$582

The following table provides a reconciliation of the common shares related to the Merger transaction:

Merida public stockholders	4,160
Merida initial stockholders (including Sponsor and EarlyBirdCapital)	1,667
Holders of 2022 Notes (see Note 11)	38
Shares held by Sponsor in escrow that are subject to earn-out conditions (see Note 12)	1,625

Total Merida	7,490
Legacy Leafly existing securityholders	35,434

Total shares outstanding as of February 4, 2022	42,924